Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not granted any stock options, stock appreciation rights, or similar instruments with option-like features to our named executive officers. Accordingly, we have not adopted any specific written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. In the event that the Compensation Committee were ever to make such an award, then the committee would consider whether there is any material nonpublic information about the Company when determining the timing of such stock option grants and would not seek to time the award of stock options in relation to the Company’s public disclosure of material nonpublic information

Award Timing Method	In the event that the Compensation Committee were ever to make such an award, then the committee would consider whether there is any material nonpublic information about the Company when determining the timing of such stock option grants and would not seek to time the award of stock options in relation to the Company’s public disclosure of material nonpublic information
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event that the Compensation Committee were ever to make such an award, then the committee would consider whether there is any material nonpublic information about the Company when determining the timing of such stock option grants and would not seek to time the award of stock options in relation to the Company’s public disclosure of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false